Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Investments
Fixed maturity securities available-for-sale, at fair value (amortized cost: $1,010,543 – June 30, 2025, $1,023,866 – December 31, 2024)	$ 1,008,317	$ 1,002,103
Equity securities, at fair value (cost: $18,299 – June 30, 2025, $25,334 – December 31, 2024)	23,573	28,973
Other investments, at fair value (cost: $12,841 – June 30, 2025, $12,500 – December 31, 2024)	13,096	12,289
Short-term investments	51,335	89,478
Term deposits	0	670
Equity-method investments measured at fair value	2,125	1,955
Fixed maturity securities held to maturity	1,994	1,994
Total investments	1,100,440	1,137,462
Cash and cash equivalents	164,848	155,245
Accrued investment income	15,674	15,295
Premiums receivable, net of allowance for credit losses ($14,056 – June 30, 2025, $12,756 – December 31, 2024)	329,990	256,050
Reinsurance recoverables, net of allowance for credit losses ($1,370 – June 30, 2025, $885 – December 31, 2024)	250,727	225,697
Ceded unearned premiums	119,294	113,313
Deferred policy acquisition costs, net of ceding commission	73,220	67,055
Deferred tax assets, net	3,596	6,951
Other assets	66,301	60,470
TOTAL ASSETS	2,124,090	2,037,538
LIABILITIES
Reserve for unpaid loss and loss adjustment expenses	801,496	794,243
Unearned premiums	521,687	465,244
Insurance and reinsurance payables	115,455	90,049
Other liabilities	23,136	33,170
TOTAL LIABILITIES	1,461,774	1,382,706
SHAREHOLDERS’ EQUITY
Common shares (authorized: 750,000,000 shares at $0.01 par value per share; issued and outstanding: 43,958,733 shares – June 30, 2025, 45,108,936 shares – December 31, 2024)	446	453
Additional paid-in capital	125,367	144,936
Treasury shares (671,709 shares –June 30, 2025, 154,011 shares – December 31, 2024)	(15,556)	(3,677)
Accumulated other comprehensive loss, net of taxes	831	(18,553)
Retained earnings	551,228	531,673
TOTAL SHAREHOLDERS’ EQUITY	662,316	654,832
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,124,090	$ 2,037,538